SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund (Closed to new investors)
Treasury II Fund (Closed to new investors)

Supplement Dated January 1, 2010
to the Class A Shares Prospectus dated May 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with the Prospectus.

The text under the section entitled "U.S. Treasury's Temporary Guarantee Program for Money Market Funds" on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the Program), which guaranteed the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) fell below $0.995, ended on September 18, 2009. The Treasury and Treasury II Funds participated in the Program through April 30, 2009. The Money Market, Prime Obligation, Government and Government II Funds participated in the Program through September 18, 2009. The cost of participation in the Program was borne by each participating Fund and was not subject to any expense limitation or reimbursement agreement.

The text under the section entitled "Fund Fees and Expenses" for the Money Market Fund on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class A Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.62%
Total Annual Fund Operating Expenses	0.69%**

*  Restated to reflect the current fees and expenses of the Fund.

**  The Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Money Market Fund—Class A Shares	0.20%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund—Class A Shares	$70	$221	$384	$859

The text under the section entitled "Fund Fees and Expenses" for the Prime Obligation Fund on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class A Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.57%
Fee Waivers and Expense Reimbursements	0.35%**
Net Expenses	0.22%

*  Restated to reflect the current fee and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund—Class A Shares	$23	$147	$283	$680

The text under the section entitled "Fund Fees and Expenses" for the Government Fund on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class A Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers and Expense Reimbursements	0.34	%**
Net Expenses	0.25	%***

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.25%.

***  In addition, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Government Fund—Class A Shares	0.22%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund—Class A Shares	$26	$155	$295	$705

The text under the section entitled "Fund Fees and Expenses" for the Government II Fund on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class A Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.56%
Fee Waivers and Expense Reimbursements	0.35%**
Net Expenses	0.21%

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund—Class A Shares	$22	$144	$278	$668

The text under the section entitled "Fund Fees and Expenses" for the Treasury Fund on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class A Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.60%
Fee Waivers and Expense Reimbursements	0.40	%**
Net Expenses	0.20	%***

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%.

***  In addition, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Treasury Fund—Class A Shares	0.19%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund—Class A Shares	$20	$152	$295	$712

The text under the section entitled "Fund Fees and Expenses" for the Treasury II Fund on page 25 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class A Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers and Expense Reimbursements	0.39%**
Net Expenses	0.20%

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund—Class A Shares	$20	$150	$290	$701

The third paragraph under the section entitled "Investment Adviser and Sub-Adviser" on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of November 30, 2009, SIMC had more than $87.0 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average daily net assets. At a meeting of the Funds' shareholders, the shareholders of each Fund approved an increase in the advisory fees paid to SIMC by each Fund. As a result, effective January 1, 2010, SIMC receives investment advisory fees of 0.07% of each Fund's average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-619 (10/09)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund (Closed to new investors)
Treasury II Fund (Closed to new investors)

Supplement Dated January 1, 2010
to the Class B Shares Prospectus dated May 31, 2009

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus and should be read in conjunction with the Prospectus.

The text under the section entitled "U.S. Treasury's Temporary Guarantee Program for Money Market Funds" on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the Program), which guaranteed the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) fell below $0.995, ended on September 18, 2009. The Treasury and Treasury II Funds participated in the Program through April 30, 2009. The Money Market, Prime Obligation, Government and Government II Funds participated in the Program through September 18, 2009. The cost of participation in the Program was borne by each participating Fund and was not subject to any expense limitation or reimbursement agreement.

The text under the section entitled "Fund Fees and Expenses" for the Money Market Fund on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class B Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.68%
Total Annual Fund Operating Expenses	0.75%**

*  Restated to reflect the current fees and expenses of the Fund.

**  The Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Money Market Fund—Class B Shares	0.50%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund—Class B Shares	$77	$240	$417	$930

The text under the section entitled "Fund Fees and Expenses" for the Prime Obligation Fund on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class B Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers and Expense Reimbursements	0.10%**
Net Expenses	0.51%

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund—Class B Shares	$52	$185	$330	$753

The text under the section entitled "Fund Fees and Expenses" for the Government Fund on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class B Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	0.65%
Fee Waivers and Expense Reimbursements	0.10	%**
Net Expenses	0.55	%***

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.55%.

***  In addition, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Government Fund—Class B Shares	0.52%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund—Class B Shares	$56	$198	$352	$801

The text under the section entitled "Fund Fees and Expenses" for the Government II Fund on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class B Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.60%
Fee Waivers and Expense Reimbursements	0.09%**
Net Expenses	0.51%

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund—Class B Shares	$52	$183	$326	$741

The text under the section entitled "Fund Fees and Expenses" for the Treasury Fund on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class B Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers and Expense Reimbursements	0.14	%**
Net Expenses	0.50	%***

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%.

***  In addition, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Treasury Fund—Class B Shares	0.40%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund—Class B Shares	$51	$191	$343	$785

The text under the section entitled "Fund Fees and Expenses" for the Treasury II Fund on page 25 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class B Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers and Expense Reimbursements	0.14	%**
Net Expenses	0.50	%***

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%.

***  In addition, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Treasury II Fund—Class B Shares	0.39%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund—Class B Shares	$51	$191	$343	$785

The third paragraph under the section entitled "Investment Adviser and Sub-Adviser" on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of November 30, 2009, SIMC had more than $87.0 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average daily net assets. At a meeting of the Funds' shareholders, the shareholders of each Fund approved an increase in the advisory fees paid to SIMC by each Fund. As a result, effective January 1, 2010, SIMC receives investment advisory fees of 0.07% of each Fund's average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-620 (10/09)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund (Closed to new investors)
Treasury II Fund (Closed to new investors)

Supplement Dated January 1, 2010
to all Class C Shares Prospectuses dated May 31, 2009

This supplement provides new and additional information beyond that contained in the Class C Shares Prospectus and should be read in conjunction with the Prospectus.

The text under the section entitled "U.S. Treasury's Temporary Guarantee Program for Money Market Funds" on page 3 of the Prospectus (or page 1 of the First State Trust Company Prospectus) is hereby deleted in its entirety and replaced with the following:

The U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the Program), which guaranteed the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) fell below $0.995, ended on September 18, 2009. The Treasury and Treasury II Funds participated in the Program through April 30, 2009. The Money Market, Prime Obligation, Government and Government II Funds participated in the Program through September 18, 2009. The cost of participation in the Program was borne by each participating Fund and was not subject to any expense limitation or reimbursement agreement.

The text under the section entitled "Fund Fees and Expenses" for the Money Market Fund on page 8 of the Prospectus (or page 4 of the First State Trust Company Prospectus) is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class C Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.87%
Total Annual Fund Operating Expenses	0.94%**

*  Restated to reflect the current fees and expenses of the Fund.

**  The Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Money Market Fund—Class C Shares	0.70%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund—Class C Shares	$96	$300	$520	$1,155

The text under the section entitled "Fund Fees and Expenses" for the Prime Obligation Fund on page 13 of the Prospectus (or page 8 of the First State Trust Company Prospectus) is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class C Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.74%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers and Expense Reimbursements	0.10%**
Net Expenses	0.71%

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund—Class C Shares	$73	$249	$440	$992

The text under the section entitled "Fund Fees and Expenses" for the Government Fund on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class C Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.77%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers and Expense Reimbursements	0.09	%**
Net Expenses	0.75	%***

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%.

***  In addition, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Government Fund—Class C Shares	0.71%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund—Class C Shares	$77	$259	$457	$1,029

The text under the section entitled "Fund Fees and Expenses" for the Government II Fund on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class C Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.72%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers and Expense Reimbursements	0.09%**
Net Expenses	0.70%

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund—Class C Shares	$72	$243	$430	$970

The text under the section entitled "Fund Fees and Expenses" for the Treasury Fund on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class C Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.78%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers and Expense Reimbursements	0.15	%**
Net Expenses	0.70	%***

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%.

***  In addition, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Treasury Fund—Class C Shares	0.53%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund—Class C Shares	$72	$256	$457	$1,035

The text under the section entitled "Fund Fees and Expenses" for the Treasury II Fund on page 25 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class C Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.77%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers and Expense Reimbursements	0.14	%**
Net Expenses	0.70	%***

*  Restated to reflect the current fees and expenses of the Fund.

**  Effective May 31, 2009, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%.

***  In addition, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Treasury Fund II—Class C Shares	0.47%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees, except for year 1, are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund—Class C Shares	$72	$254	$452	$1,024

The third paragraph under the section entitled "Investment Adviser and Sub-Adviser" on page 27 of the Prospectus (or page 9 of the First State Trust Company Prospectus) is hereby deleted in its entirety and replaced with the following:

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of November 30, 2009, SIMC had more than $87.0 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average daily net assets. At a meeting of the Funds' shareholders, the shareholders of each Fund approved an increase in the advisory fees paid to SIMC by each Fund. As a result, effective January 1, 2010, SIMC receives investment advisory fees of 0.07% of each Fund's average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-621 (10/09)

SEI DAILY INCOME TRUST

Prime Obligation Fund

Supplement Dated January 1, 2010
to the Class H Shares Prospectus dated May 31, 2009

This supplement provides new and additional information beyond that contained in the Class H Shares Prospectus and should be read in conjunction with the Prospectus.

The text under the section entitled "U.S. Treasury's Temporary Guarantee Program for Money Market Funds" on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the Program), which guaranteed the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) fell below $0.995, ended on September 18, 2009. The Prime Obligation Fund participated in the Program through September 18, 2009. The cost of participation in the Program was borne by the Fund and was not subject to any expense limitation or reimbursement agreement.

The text under the section entitled "Fund Fees and Expenses" for the Prime Obligation Fund on page 7 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Class H Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	0.72%**

*  Restated to reflect the current fees and expenses of the Fund.

**  The Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Prime Obligation Fund—Class H Shares	0.64%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund—Class H Shares	$74	$230	$401	$894

The third paragraph under the section entitled "Investment Adviser and Sub-Adviser" on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. SIMC continuously reviews, supervises and administers the Fund's investment program. As of November 30, 2009, SIMC had more than $87.0 in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of the Fund's average daily net assets. At a meeting of the Fund's shareholders, the shareholders of the Fund approved an increase in the advisory fees paid to SIMC by the Fund. As a result, effective January 1, 2010, SIMC receives investment advisory fees of 0.07% of the Fund's average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-622 (10/09)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Treasury Fund (Closed to new investors)

Supplement Dated January 1, 2010
to the Sweep Class Shares Prospectus dated May 31, 2009

This supplement provides new and additional information beyond that contained in the Sweep Class Shares Prospectus and should be read in conjunction with the Prospectus.

The text under the section entitled "U.S. Treasury's Temporary Guarantee Program for Money Market Funds" on page 3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the Program), which guaranteed the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) fell below $0.995, ended on September 18, 2009. The Treasury Fund participated in the Program through April 30, 2009. The Money Market, Prime Obligation, and Government Funds participated in the Program through September 18, 2009. The cost of participation in the Program was borne by each participating Fund and was not subject to any expense limitation or reimbursement agreement.

The text under the section entitled "Fund Fees and Expenses" for the Money Market Fund on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Sweep Class Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.19%**

*  Restated to reflect the current fees and expenses of the Fund.

**  The Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Money Market Fund—Sweep Class Shares	0.95%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund—Sweep Class Shares	$121	$378	$654	$1,443

The text under the section entitled "Fund Fees and Expenses" for the Prime Obligation Fund on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Sweep Class Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.05%**

*  Restated to reflect the current fees and expenses of the Fund.

**  The Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Prime Obligation Fund—Sweep Class Shares	0.95%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund—Sweep Class Shares	$107	$334	$579	$1,283

The text under the section entitled "Fund Fees and Expenses" for the Government Fund on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Sweep Class Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.09%**

*  Restated to reflect the current fees and expenses of the Fund.

**  The Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Government Fund—Sweep Class Shares	0.96%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund—Sweep Class Shares	$111	$347	$601	$1,329

The text under the section entitled "Fund Fees and Expenses" for the Treasury Fund on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)*	Sweep Class Shares
Investment Advisory Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.10%**

*  Restated to reflect the current fees and expenses of the Fund.

**  The Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for the fiscal year ending January 31, 2009 were as follows:

Treasury Fund—Sweep Class Shares	0.61%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund—Sweep Class Shares	$112	$350	$606	$1,340

The third paragraph under the section entitled "Investment Adviser and Sub-Adviser" on page 21 of the Prospectus is hereby deleted in its entirety and replaced with the following:

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of November 30, 2009, SIMC had more than $87.0 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average daily net assets. At a meeting of the Funds' shareholders, the shareholders of each Fund approved an increase in the advisory fees paid to SIMC by each Fund. As a result, effective January 1, 2010, SIMC receives investment advisory fees of 0.07% of each Fund's average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-623 (10/09)

SEI DAILY INCOME TRUST

Ultra Short Bond Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund

Supplement Dated January 1, 2010
to the Class A Shares Prospectus dated May 31, 2009

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

In the sub-section entitled "Sub-Adviser and Portfolio Manager" under the section "Investment Adviser and Sub-Adviser" the first two paragraphs are hereby deleted in their entirety and replaced with the following:

Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Sub-Adviser to each Fund.

ULTRA SHORT BOND FUND

Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager at Wellington Management, became the portfolio manager of the Ultra Short Bond Fund in 1999. Mr. Smith has been an investment professional with Wellington Management since 1992.

SHORT-DURATION GOVERNMENT FUND
INTERMEDIATE-DURATION GOVERNMENT FUND
GNMA FUND

Michael F. Garrett, Vice President and Fixed Income Portfolio Manager at Wellington Management, became the portfolio manager of the Short-Duration Government Fund and Intermediate-Duration Government Fund in 2003 and the portfolio manager of the GNMA Fund in 2001. From January 2009 through August 2009, Timothy E. Smith temporarily assumed portfolio management responsibilities for the Funds from Mr. Garrett. Effective August 2009, Mr. Garrett resumed as portfolio manager for the Funds. Mr. Garrett has been an investment professional with Wellington Management since 1999.

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SEI-F-624 (10/09)

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund (Closed to new investors)
Treasury II Fund (Closed to new investors)
Ultra Short Bond Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund

Supplement Dated January 1, 2010
to the Statement of Additional Information ("SAI") dated May 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The fourth paragraph under the section entitled "The Adviser and Sub-Advisers" and the sub-section entitled "Manager of Managers Structure" on page S-23 of the SAI is hereby deleted in its entirety and replaced with the following:

From May 31, 2009 through December 31, 2009, SIMC received a fee for its advisory services which was calculated daily and paid monthly at the following annual rates: (i) 0.075% on the first $500 million and 0.02% in excess of $500 million on the combined average daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds; (ii) 0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and (iii) 0.10% of the combined daily net assets of the Ultra Short Bond Fund up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. SIMC pays the Sub-Advisers out its investment advisory fees.

At a meeting of the shareholders of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds, held on September 11, 2009, the shareholders of those Funds approved an increase in the advisory fee paid to SIMC. As a result, effective January 1, 2010, SIMC receives a fee for its advisory services which is calculated daily and paid monthly at the following annual rates: 0.07% on the average daily net assets of each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds.

The text relating to Wellington Management under the sub-section entitled "Portfolio Management" and under the section entitled "The Adviser and Sub-Advisers" on pages S-25 to S-27 of the SAI is hereby deleted in its entirety and replaced with the following:

Wellington Management

Compensation.  Wellington Management receives a fee based on the assets under management of each of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds as set forth in an investment sub-advisory agreement between Wellington Management and SIMC on behalf of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Wellington Management pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The following information relates to the period ended August 31, 2009.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of each Fund's manager listed in the prospectus who is primarily responsible for the day-to-day management of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds ("Portfolio Managers") includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salary for the other Portfolio Manager is determined by the Portfolio Manager's experience and performance in his role as a Portfolio Manager. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of the Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Ultra Short Bond, Short-Duration Government,

Intermediate-Duration Government and GNMA Funds managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. The incentives paid to the Portfolio Managers are based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by the Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Smith is a partner of the firm.

Ownership of Fund Shares.  As of August 31, 2009, no Portfolio Manager beneficially owned any shares of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds.

Other Accounts.  As of August 31, 2009, in addition to the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, the Portfolio Managers were responsible for the day-to-day management of certain other accounts (collectively, the "Other Accounts"), as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael F. Garrett	0	$0	1	$136,082,533	10	$2,639,629,528
					*	$2,775,712,061
Timothy E. Smith	7	$2,216,915,181	8	$6,037,069,823	47	$9,931,773,978
					*	$18,185,758,982

*  Accounts listed above are subject to a performance based advisory fee.

Conflicts of Interests.  Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds. The Portfolio Managers generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The Portfolio Managers make investment decisions for each account, including the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not for another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies, and/or holdings to the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government or GNMA Funds.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made on behalf of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government or GNMA Funds, or make investment decisions that are similar to those made for the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government or GNMA Funds, both of which have the potential to adversely impact the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government or GNMA Funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government or GNMA Funds and one or more other accounts at or about the same time, and in those instances the Other Accounts will have access to their respective holdings prior to the public disclosure of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government or GNMA Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in Other Accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

The following language is hereby added as a new paragraph between the current fourth and fifth paragraphs under the section entitled "Portfolio Management" and under the section entitled "Proxy Voting Policies and Procedures" on pages S-34 to S-35 of the SAI:

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

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SEI-F-625 (10/09)